Pay vs Performance Disclosure U_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable "pay-for-performance" philosophy. The measures that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our Named Executive Officers to increase the value of our enterprise for our stockholders.

The following table sets forth information regarding the compensation provided to our principal executive officer and performance of our Company during the last three fiscal years.

Year(1)	Summary Compensation Table Total for CEO/PEO ($)	Compensation Actually Paid to CEO/PEO ($)(2)	Average Summary Compensation Table for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Loss ($ thousands)	Total Revenue ($ thousands)(5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)
2022	5,948,299	7,374,460	2,283,006	3,044,347	173.94	121.80	(152,149)	350,867
2021	5,266,839	8,273,363	2,844,858	3,144,984	160.99	151.64	(144,326)	243,212
2020	4,683,936	23,639,741	1,477,059	5,761,467	204.51	122.39	(78,994)	144,861
(1)
The CEO/PEO and Non-PEO Named Executive Officers included in the above compensation columns reflect the following:

Year	CEO/PEO	Non-PEO/NEOs
2022	Patrick S. Miles	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel, Eric Dasso
2021	Patrick S. Miles	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel
2020	Patrick S. Miles	Craig E. Hunsaker, David P. Sponsel
(2)
"Compensation Actually Paid" to the CEO/PEO reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

Adjustments to Determine Compensation "Actually Paid" for CEO/PEO	2022 ($)	2021 ($)	2020 ($)
Total Reported in Summary Compensation Table	5,948,299	5,266,839	4,683,936
Less Amounts Reported under the "Stock Awards Column" in the Summary Compensation Table	4,356,657	3,696,750	3,224,266
Less Amounts Reported under the "Option Awards" Column in the Summary Compensation Table	—	—	—
Plus the Fair Value of Awards Granted during covered year that Remain Unvested as of Year-end	6,510,735	10,572,750	12,714,583
Plus the Fair Value of Awards Granted during covered year that Vested during covered year	—	—	125,793
Plus the Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to covered year that were Outstanding and Unvested as of Year-end	1,116,353	(4,423,380)	10,733,420
Plus the Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to covered year that Vested during covered year	(1,844,270)	553,904	(1,393,725)
Total Adjustments	1,426,161	3,006,524	18,955,805
Compensation Actually Paid	7,374,460	8,273,363	23,639,741
(3)
The average "Compensation Actually Paid" to the Non-PEO Named Executive Officers reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

Adjustments to Determine Average Compensation "Actually Paid" for Non-PEO NEOs	2022 ($)	2021 ($)	2020 ($)
Total Reported in Summary Compensation Table	2,283,006	2,844,858	1,477,059
Less Amounts Reported under the "Stock Awards Column" in the Summary Compensation Table	1,389,695	2,067,800	723,996
Less Amounts Reported under the "Option Awards" Column in the Summary Compensation Table	—	—	—
Plus the Fair Value of Awards Granted during covered year that Remain Unvested as of Year-end	2,076,807	2,971,800	2,784,776
Plus the Fair Value of Awards Granted during covered year that Vested during covered year	—	—	45,359
Plus the Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to covered year that were Outstanding and Unvested as of Year-end	266,411	(697,232)	2,408,807
Plus the Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to covered year that Vested during covered year	(192,182)	93,358	(230,538)
Total Adjustments	761,341	300,126	4,284,408
Compensation Actually Paid	3,044,347	3,144,984	5,761,467
(4)
Reflects total shareholder return indexed to $100 for the Nasdaq Medical Equipment Index, which is an industry line peer group reported in the performance graph included in the Company’s 2022 Annual Report on Form 10-K, and assuming reinvestment of all dividends, where applicable.
(5)
Total Revenue, which is a GAAP measure, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our Named Executive Officers, including our CEO, for the most recently completed fiscal year to the Company’s performance.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote [Text Block]
(1)
The CEO/PEO and Non-PEO Named Executive Officers included in the above compensation columns reflect the following:

Year	CEO/PEO	Non-PEO/NEOs
2022	Patrick S. Miles	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel, Eric Dasso
2021	Patrick S. Miles	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel
2020	Patrick S. Miles	Craig E. Hunsaker, David P. Sponsel

Peer Group Issuers, Footnote [Text Block]
(4)
Reflects total shareholder return indexed to $100 for the Nasdaq Medical Equipment Index, which is an industry line peer group reported in the performance graph included in the Company’s 2022 Annual Report on Form 10-K, and assuming reinvestment of all dividends, where applicable.

PEO Total Compensation Amount	$ 5,948,299	$ 5,266,839	$ 4,683,936
PEO Actually Paid Compensation Amount	$ 7,374,460	8,273,363	23,639,741
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
"Compensation Actually Paid" to the CEO/PEO reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

Adjustments to Determine Compensation "Actually Paid" for CEO/PEO	2022 ($)	2021 ($)	2020 ($)
Total Reported in Summary Compensation Table	5,948,299	5,266,839	4,683,936
Less Amounts Reported under the "Stock Awards Column" in the Summary Compensation Table	4,356,657	3,696,750	3,224,266
Less Amounts Reported under the "Option Awards" Column in the Summary Compensation Table	—	—	—
Plus the Fair Value of Awards Granted during covered year that Remain Unvested as of Year-end	6,510,735	10,572,750	12,714,583
Plus the Fair Value of Awards Granted during covered year that Vested during covered year	—	—	125,793
Plus the Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to covered year that were Outstanding and Unvested as of Year-end	1,116,353	(4,423,380)	10,733,420
Plus the Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to covered year that Vested during covered year	(1,844,270)	553,904	(1,393,725)
Total Adjustments	1,426,161	3,006,524	18,955,805
Compensation Actually Paid	7,374,460	8,273,363	23,639,741

Non-PEO NEO Average Total Compensation Amount	$ 2,283,006	2,844,858	1,477,059
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,044,347	3,144,984	5,761,467
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The average "Compensation Actually Paid" to the Non-PEO Named Executive Officers reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

Adjustments to Determine Average Compensation "Actually Paid" for Non-PEO NEOs	2022 ($)	2021 ($)	2020 ($)
Total Reported in Summary Compensation Table	2,283,006	2,844,858	1,477,059
Less Amounts Reported under the "Stock Awards Column" in the Summary Compensation Table	1,389,695	2,067,800	723,996
Less Amounts Reported under the "Option Awards" Column in the Summary Compensation Table	—	—	—
Plus the Fair Value of Awards Granted during covered year that Remain Unvested as of Year-end	2,076,807	2,971,800	2,784,776
Plus the Fair Value of Awards Granted during covered year that Vested during covered year	—	—	45,359
Plus the Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to covered year that were Outstanding and Unvested as of Year-end	266,411	(697,232)	2,408,807
Plus the Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to covered year that Vested during covered year	(192,182)	93,358	(230,538)
Total Adjustments	761,341	300,126	4,284,408
Compensation Actually Paid	3,044,347	3,144,984	5,761,467

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	PEO and Average Non-PEO Named Executive Officer Compensation Actually Paid Versus TSR (in thousands except for TSR, assuming $100 invested on December 31, 2019)
Compensation Actually Paid vs. Net Income [Text Block]	PEO and Average Non-PEO Named Executive Officer Compensation Actually Paid Versus Net Loss (in thousands)
Tabular List [Table Text Block]

Pay Versus Performance Tabular List of Most Important Financial Performance Measures for All Named Executive Officers for 2022

As described in greater detail in the Compensation Discussion and Analysis included in this proxy statement, the Company's executive compensation program reflects a "pay-for-performance" philosophy. The most important financial performance measures used by the Company to link executive compensation actually paid to our Named Executive Officers, for the most recently completed fiscal year, to the Company’s performance are as follows:

•
Total revenue
•
Adjusted EBITDA
•
Adjusted EBITDA margin.

Total Shareholder Return Amount	$ 173.94	160.99	204.51
Peer Group Total Shareholder Return Amount	121.80	151.64	122.39
Net Income (Loss)	$ (152,149,000)	$ (144,326,000)	$ (78,994,000)
Company Selected Measure Amount	350,867	243,212	144,861
PEO Name	Patrick S. Miles	Patrick S. Miles	Patrick S. Miles
Compensation Actually Paid vs.Total Revenue [Text Block]	PEO and Average Non-PEO Named Executive Officer Compensation Actually Paid Versus Total Revenue (in thousands)
Non Peo Name	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel, Eric Dasso	J. Todd Koning, Craig E. Hunsaker, David P. Sponsel	Craig E. Hunsaker, David P. Sponsel
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA margin.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,426,161	$ 3,006,524	$ 18,955,805
PEO [Member] | Less Amounts Reported under the "Stock Awards Column" in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,356,657	3,696,750	3,224,266
PEO [Member] | Plus the Fair Value of Awards Granted During Covered Year That Remain Unvested as of Year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,510,735	10,572,750	12,714,583
PEO [Member] | Plus the Fair Value of Awards Granted During Covered Year That Vested During Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			125,793
PEO [Member] | Plus the Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to Covered Year That were Outstanding and Unvested as of Year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,116,353	(4,423,380)	10,733,420
PEO [Member] | Plus the Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year That Vested During Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,844,270)	553,904	(1,393,725)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	761,341	300,126	4,284,408
Non-PEO NEO [Member] | Less Amounts Reported under the "Stock Awards Column" in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,389,695	2,067,800	723,996
Non-PEO NEO [Member] | Plus the Fair Value of Awards Granted During Covered Year That Remain Unvested as of Year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,076,807	2,971,800	2,784,776
Non-PEO NEO [Member] | Plus the Fair Value of Awards Granted During Covered Year That Vested During Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			45,359
Non-PEO NEO [Member] | Plus the Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to Covered Year That were Outstanding and Unvested as of Year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	266,411	(697,232)	2,408,807
Non-PEO NEO [Member] | Plus the Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year That Vested During Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (192,182)	$ 93,358	$ (230,538)